Equity - Additional Information (Details) - EUR (€)						12 Months Ended
	Apr. 06, 2022	Mar. 02, 2022	Dec. 22, 2021	Sep. 01, 2021	Feb. 04, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 06, 2021	Mar. 02, 2021
Disclosure of classes of share capital [line items]
Shareholder paid-in and registered period for double voting rights (in years)						2 years
Capital increase						€ 0	€ 65,332,000	€ 0
Issuance of new shares (in shares)						49,834,983	49,815,489
Treasury shares						0	0
Number of shares issued during period (in shares)			3,985,239
+ Proceeds from issue of share capital (net)			€ 28,000,000			€ 5,000	€ 27,972,000	7,000
Total number of shares comprising the share capital (in shares)						49,834,983	49,815,489
Additional share based instruments issued (in shares)						306,435	323,125
Increase (decrease) through other changes, equity						€ (5,000)		€ 268,000
Number of free shares acquried						19,494
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)						49,834,983	49,815,489
Preference shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)						0	0
OCEANE
Disclosure of classes of share capital [line items]
Capital increase	€ 297,812.5	€ 664,578.75		€ 13,750,000	€ 759,327.25
Issuance of new shares (in shares)				55,000					1,191,250	2,658,312
Number of shares issued during period (in shares)					3,037,309